Financial Assets (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of financial assets [line items]
Summary of Financial Assets

Financial assets at Fair Value through Profit or Loss:

Instrument	Reference	Maturity date	Interest rate (%)	Linked with	September 30, 2025 (i)	December 31, 2024 (i)
Argentina Treasury Notes	S31E5	Jan-25	5.50%	—	—	29,918
Argentina Treasury Bonds	TDE25	Jan-25	0%/3.25%	U.S. Dollar/CER index*	—	2,149
Argentina Treasury Bonds	TV25	Mar-25	0.50%	Dollar linked	—	9,130
Argentina Treasury Notes	S30J5	Jun-25	3.9%	—	—	5,676
Argentina Treasury Bonds	TZV25	Jun-25	0.0%	Dollar linked	—	61,136
Argentina Treasury Notes	S31L5	Jul-25	4.0%	—	—	583
Argentina Treasury Notes	S29G5	Aug-25	3.9%	—	—	5,875
Argentina Treasury Notes	S10N5	Nov-25	2.2%	—	3,123	—
Argentina Treasury Notes	D16E6	Jan-26	0.0%	Dollar linked	9,436	—
Brazil Money Market	LFT	Apr-25	Selic + 0.08%	—	—	14,852
					12,559	129,319

*Stabilization Reference Coefficient adjusted by inflation

Financial assets at Amortized Cost:

Instrument	Reference	Maturity date	Interest rate (%)	Linked with	September 30, 2025 (i)	December 31, 2024 (i)
US Treasury Bonds	US912797MS31	Oct-25	0.0%	—	12,207	—
US Treasury Bonds	US912797NA14	Oct-25	0.0%	—	10,166	—
US Treasury Bonds	US912797QP55	Nov-25	0.0%	—	3,224	—
US Treasury Bonds	US912797QQ39	Nov-25	0.0%	—	6,784	—
US Treasury Bonds	US912797NL78	Nov-25	0.0%	—	22,483	—
US Treasury Bonds	US912797NU77	Dec-25	0.0%	—	22,479	—
US Treasury Bonds	US912797RB50	Oct-25	0.0%	—	5,124	—
					82,467	-
					95,026	129,319

(i) As of September 30, 2025 and December 31, 2024, certain financial assets with a carrying amount of USD 57,398 and USD 42,052, respectively, were held as security for the borrowings detailed in Note 23.